Condensed Statement of Changes In Shareholders' Deficit - USD ($)	Total	Sponsor [Member]	IPO [Member]	Private Placement [Member]	Class A Ordinary Shares	Class A Ordinary Shares IPO [Member]	Class A Ordinary Shares Private Placement [Member]	Class B Ordinary Shares	Class B Ordinary Shares Sponsor [Member]	Additional Paid-in Capital	Additional Paid-in Capital Sponsor [Member]	Additional Paid-in Capital IPO [Member]	Additional Paid-in Capital Private Placement [Member]	Accumulated Deficit
Beginning Balance at Sep. 24, 2020	$ 0				$ 0			$ 0		$ 0				$ 0
Beginning Balance, Shares at Sep. 24, 2020					0			0
Issuance of Class B Ordinary shares to Sponsor	25,000							$ 575		24,425
Issuance of Class B Ordinary shares to Sponsor, Shares								5,750,000
Net loss	(5,000)													(5,000)
Ending Balance at Sep. 24, 2020	5,000,009				$ 209					5,096,874				(97,764)
Ending Balance at Sep. 30, 2020	(20,000)				$ 0			$ 575		24,425				(5,000)
Ending Balance, Shares at Sep. 30, 2020					0			5,750,000
Beginning Balance at Sep. 24, 2020	0				$ 0			$ 0		0				0
Beginning Balance, Shares at Sep. 24, 2020					0			0
Issuance of Class B Ordinary shares to Sponsor		$ 25,000							$ 690		$ 24,310
Issuance of Class B Ordinary shares to Sponsor, Shares								6,900,000
Stock issued during period shares new issues			$ 260,146,223	$ 7,520,000		$ 2,760	$ 75					$ 260,143,463	$ 7,519,925
Stock issued during period shares new issues , Shares				752,000		27,600,000	752,000
Class A ordinary shares subject to possible redemption	(262,593,450)				$ (2,626)					(262,590,824)
Class A ordinary shares subject to possible redemption , Shares					(26,259,345)
Net loss	(97,764)													(97,764)
Ending Balance at Sep. 24, 2020	5,000,009				$ 209					5,096,874				(97,764)
Ending Balance at Dec. 31, 2020	(8,406,541)				$ 75			$ 690		0				(8,407,306)
Ending Balance, Shares at Dec. 31, 2020					2,092,655
Ending Balance, Shares at Dec. 31, 2020					752,000			6,900,000
Net loss	(371,642)													(371,642)
Ending Balance at Dec. 31, 2020	5,000,009
Ending Balance at Mar. 31, 2021	(8,778,183)				$ 75			$ 690		0				(8,778,948)
Ending Balance, Shares at Mar. 31, 2021					752,000			6,900,000
Beginning Balance at Dec. 31, 2020	(8,406,541)				$ 75			$ 690		0				(8,407,306)
Beginning Balance, Shares at Dec. 31, 2020					752,000			6,900,000
Net loss	(4,030,088)
Ending Balance at Dec. 31, 2020	5,000,009
Ending Balance at Sep. 30, 2021	(12,436,629)				$ 75			$ 690		0				(12,437,394)
Ending Balance, Shares at Sep. 30, 2021					752,000			6,900,000
Beginning Balance at Mar. 31, 2021	(8,778,183)				$ 75			$ 690		0				(8,778,948)
Beginning Balance, Shares at Mar. 31, 2021					752,000			6,900,000
Net loss	(1,399,497)													(1,399,497)
Ending Balance at Jun. 30, 2021	(10,177,680)				$ 75			$ 690		0				(10,178,445)
Ending Balance, Shares at Jun. 30, 2021					752,000			6,900,000
Net loss	(2,258,949)													(2,258,949)
Ending Balance at Sep. 30, 2021	$ (12,436,629)				$ 75			$ 690		$ 0				$ (12,437,394)
Ending Balance, Shares at Sep. 30, 2021					752,000			6,900,000